LEASE LIABILITY	12 Months Ended
Jun. 30, 2020
Lease liabilities [abstract]
LEASE LIABILITY

The following table represents the lease obligations for the Company as at June 30, 2020:

	$

Balance, June 30, 2019		-
Additions		2,631,837
Interest expense		46,171
Lease payments		(95,524)
Balance, June 30, 2020		2,582,484

Allocated as:

	As at June 30, 2020		As at June 30, 2019
	$		$

Current		253,205		-
Long-term		2,329,279		-
Total		2,582,484		-

The following table presents the contractual undiscounted cash flows for lease obligations as at June 30, 2020:

	$
Less than one year		423,429
One to five years		1,722,465
More than five years		1,094,038
Total undiscounted lease obligation		3,239,932

When measuring the lease obligation, the Company discounted the lease payments using the implicit interest rate in the lease terms. The Company has a lease with a term less than 12 months and recorded $12,330 rent expense attributed to short-term leases during the year ended June 30, 2020.